Supplement to the
Fidelity® Stock Selector Mid Cap Fund
January 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Monty Kori (co-manager), Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

Christopher Lin (co-manager) has managed the fund since May 2016.

Edward Yoon (co-manager) has managed the fund since October 2012.

The following information replaces the biographical information for Rayna Lesser found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Christopher Lin is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Lin has worked as a research analyst and portfolio manager.

SKD-16-01 1.952090.103	June 2, 2016

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class I
January 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Monty Kori (co-manager), Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

Christopher Lin (co-manager) has managed the fund since May 2016.

Edward Yoon (co-manager) has managed the fund since October 2012.

The following information replaces the biographical information for Rayna Lesser found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Christopher Lin is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Lin has worked as a research analyst and portfolio manager.

MCI-16-01 1.756201.131	June 2, 2016

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class T, Class B and Class C
January 29, 2016
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Monty Kori (co-manager), Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

Christopher Lin (co-manager) has managed the fund since May 2016.

Edward Yoon (co-manager) has managed the fund since October 2012.

The following information replaces the biographical information for Rayna Lesser found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Christopher Lin is co-manager of the fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Lin has worked as a research analyst and portfolio manager.

MC-16-02 1.756202.138	June 2, 2016